BORROWINGS	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
BORROWINGS	BORROWINGS

In millions	March 31, 2026	December 31, 2025
Non-current borrowings	$—	$792.3
Other borrowings	144.9	142.8
Total	$144.9	$935.1
Non-current borrowings
Senior Secured Notes
On February 6, 2026, the Company voluntarily redeemed $80.0 million aggregate principal amount of the Notes at a redemption price equal to 103.00% of the principal amount, plus accrued interest. The repayment was financed from existing cash resources of the Company.
On March 16, 2026, the Company voluntarily redeemed the remaining $720.0 million aggregate principal amount of the Notes at a redemption price equal to 105.65% of the principal amount, plus accrued interest. The repayment was financed by proceeds from the Offering. Refer to Note 11. Shareholders’ Equity for additional information.
The redemptions of the Notes resulted in a loss on debt extinguishment of $50.5 million, including redemption premiums of $43.1 million and the write-off of debt discount and issuance costs of $7.4 million, recognized in the unaudited condensed consolidated interim statement of income and other comprehensive income for the three months ended March 31, 2026.
Other borrowings
China Facilities
On August 4, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 540 million facility with Standard Chartered Bank (China) Limited, (the “August 2025 China Facility”), which includes bonds and guarantees of up to CNY 540 million and, at the option of the Company, either a CNY 500 million unsecured working capital line of credit or CNY 500 million synthetic loan. Borrowings under the working capital line of credit bear interest at a rate per annum equal to the one-year China Loan Prime Rate adjusted by an agreed upon spread equivalent to 2.15% at the date of withdrawal on August 21, 2025. The line of credit expires in August 2026. As of March 31, 2026, $72.5 million (based on the CNY/USD exchange rate on March 31, 2026), the full amount of the line of credit under the August 2025 China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.
On October 20, 2025, Amer Sports (Shanghai) Trading Ltd., our wholly owned subsidiary, entered into a CNY 500 million facility with Bank of China Limited (the “November 2025 China Facility”), which bears interest at the one-year China Loan Prime Rate less 80 basis points, equivalent to 2.20% at the time of withdrawal on November 24, 2025. The line of credit expires in November 2026. As of March 31, 2026, $72.5 million (based on the CNY/USD exchange rate on March 31, 2026), the full amount of the line of credit under the November 2025 China Facility was outstanding and included in Other Borrowings on the unaudited condensed consolidated interim statement of financial position.
Undrawn credit facilities
As of March 31, 2026 and December 31, 2025, there were no borrowings drawn on the Revolving Credit Facility (“RCF”) or the Standard Chartered Bank Facility. For further discussion of these facilities, refer to Note 19. Borrowings in the Company’s annual report on Form 20-F for the year ended December 31, 2025.